Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses and other current assets
Prepaid expenses and other current assets	€ 23,763	€ 40,002
Prepayments for compensation	4,344	5,595
Prepayments for future service agreements and goods	1,075	4,507
Tax claims	12,881	24,555
Current prepaid expenses	€ 5,463	€ 5,345